Operating Lease Right-of-use (ROU) Assets and Operating Lease Liabilities (Details Narrative)	6 Months Ended
Nov. 30, 2020 USD ($)
Lease description	Beginning 2019 until 2025
Right-of-use assets	$ 1,575,265
Operating lease liabilities	1,575,265
Lease costs	$ 83,042
Lease discount rate	10.00%
Base Lease [Member]
Lease costs	$ 74,452
Other Expenses [Member]
Lease costs	$ 8,589